Fair Value of Financial Instruments and Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of interest rate swap transactions
Details of interest rate swap transactions entered into as of December 31, 2025 are presented in the table below:

				Notional Amount
Company (1)	Inception	Expiry	Fixed Rate	December 31, 2024	December 31, 2025
Safe Bulkers	April 8, 2025	April 8, 2030	3.345%	$—	$30,000
Safe Bulkers	April 8, 2025	April 8, 2030	3.356%	—	20,000
Total				$—	$50,000
1.    Under all above swap transactions, the respective bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month SOFR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.

Schedule of derivatives not designated as hedging instruments
Information on the location and amounts of derivative fair values in the consolidated balance sheets and derivative gains/losses in the consolidated statements of income are shown below:

Derivatives not designated as hedging instruments

		Asset Derivatives Fair Values		Liability Derivatives Fair Values
Type of Contract	Balance sheet location	December 31, 2024	December 31, 2025	December 31, 2024	December 31, 2025
Foreign Exchange Forward Contracts	Derivative assets / Current assets	$—	$6,485	$—	$—
Foreign Exchange Forward Contracts	Derivative assets / Non-current assets	672	—	—	—
Foreign Exchange Forward Contracts	Derivative liabilities / Current liabilities	—	—	—	208
Interest rate swaps	Derivative liabilities / Non-current liabilities	—	—	—	27
Foreign Exchange Forward Contracts	Derivative liabilities / Non-current liabilities	—	—	1,419	—
Total Derivatives		$672	$6,485	$1,419	$235

Summary of gain recognized on derivatives

	Amount of Gain/(loss) Recognized on Derivatives Year ended December 31,
	2023	2024	2025
Interest rate swaps	$338	$—	$301
Foreign Exchange Forward Contracts	1,819	(3,380)	7,024
Forward Freight Agreements	(1,681)	$(485)	$—
Bunker Fuel Contracts	47	195	—
Net Gain/(loss) Recognized	$523	$(3,670)	$7,325

Schedule of valuation of company's financial instruments	The following table summarizes the valuation of the Company’s financial instruments as of December 31, 2024 and December 31, 2025.

	Significant Other Observable Inputs (Level 2)
	December 31, 2024	December 31, 2025
Derivative instruments – asset position	$672	$6,485
Derivative instruments – liability position	1,419	235